UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-09145

Eaton Vance New York Municipal Income Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

November 30

Date of Fiscal Year End

May 31, 2020

Date of Reporting Period

Item 1.	Reports to Stockholders

Eaton Vance

Municipal Income Trusts

Semiannual Report

May 31, 2020

California (CEV)    •    New York (EVY)

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website (funds.eatonvance.com/closed-end-fund-and-term-trust-documents.php), and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you hold shares at the Funds’ transfer agent, American Stock Transfer & Trust Company, LLC (“AST”), you may elect to receive shareholder reports and other communications from the Funds electronically by contacting AST. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.

You may elect to receive all future Fund shareholder reports in paper free of charge. If you hold shares at AST, you can inform AST that you wish to continue receiving paper copies of your shareholder reports by calling 1-866-439-6787. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with AST or to all funds held through your financial intermediary, as applicable.

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of each Fund. Accordingly, neither the Funds nor the adviser with respect to the operation of the Funds is subject to CFTC regulation. Because of its management of other strategies, the Funds’ adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Semiannual Report May 31, 2020

Eaton Vance

Municipal Income Trusts

Table of Contents

Performance and Fund Profile

California Municipal Income Trust	2
New York Municipal Income Trust	3

Endnotes and Additional Disclosures	4

Financial Statements	5

Annual Meeting of Shareholders	25

Board of Trustees’ Contract Approval	26

Officers and Trustees	30

Important Notices	31

Eaton Vance

California Municipal Income Trust

May 31, 2020

Performance1,2

Portfolio Managers Craig R. Brandon, CFA and Trevor G. Smith

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years
Fund at NAV	01/29/1999	1.38%	5.17%	4.88%	6.51%
Fund at Market Price	—	–1.63	7.28	3.63	5.31
Bloomberg Barclays Municipal Bond Index	—	1.55%	3.98%	3.74%	4.13%

% Premium/Discount to NAV[3]
					–11.10%

Distributions[4]
Total Distributions per share for the period					$0.263
Distribution Rate at NAV					3.76%
Taxable-Equivalent Distribution Rate at NAV					8.19%
Distribution Rate at Market Price					4.23%
Taxable-Equivalent Distribution Rate at Market Price					9.22%

% Total Leverage[5]
Residual Interest Bond (RIB) Financing					37.08%

Fund Profile

Credit Quality (% of total investments)6,7

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated net of management fees and other expenses by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested in accordance with the Fund’s Dividend Reinvestment Plan. Performance at market price will differ from performance at NAV due to variations in the Fund’s market price versus NAV, which may reflect factors such as fluctuations in supply and demand for Fund shares, changes in Fund distributions, shifting market expectations for the Fund’s future returns and distribution rates, and other considerations affecting the trading prices of closed-end funds. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

New York Municipal Income Trust

May 31, 2020

Performance1,2

Portfolio Managers Craig R. Brandon, CFA and Christopher J. Eustance, CFA

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years
Fund at NAV	01/29/1999	0.37%	3.68%	4.82%	6.34%
Fund at Market Price	—	–2.21	1.25	3.45	4.70
Bloomberg Barclays Municipal Bond Index	—	1.55%	3.98%	3.74%	4.13%

% Premium/Discount to NAV[3]
					–12.47%

Distributions[4]
Total Distributions per share for the period					$0.256
Distribution Rate at NAV					3.58%
Taxable-Equivalent Distribution Rate at NAV					7.11%
Distribution Rate at Market Price					4.09%
Taxable-Equivalent Distribution Rate at Market Price					8.12%

% Total Leverage[5]
RIB Financing					36.50%

Fund Profile

Credit Quality (% of total investments)6,7

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated net of management fees and other expenses by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested in accordance with the Fund’s Dividend Reinvestment Plan. Performance at market price will differ from performance at NAV due to variations in the Fund’s market price versus NAV, which may reflect factors such as fluctuations in supply and demand for Fund shares, changes in Fund distributions, shifting market expectations for the Fund’s future returns and distribution rates, and other considerations affecting the trading prices of closed-end funds. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Eaton Vance

Municipal Income Trusts

May 31, 2020

Endnotes and Additional Disclosures

[1]

Bloomberg Barclays Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Performance results reflect the effects of leverage. Included in the average annual total return at NAV for the five and ten year periods is the impact of the 2016 tender and repurchase of a portion of the Fund’s Auction Preferred Shares (APS) at 95.5% of the Fund’s APS per share liquidation preference. Had this transaction not occurred, the total return at NAV would be lower for the Fund.

[3]

The shares of the Fund often trade at a discount or premium to their net asset value. The discount or premium may vary over time and may be higher or lower than what is quoted in this report. For up-to-date premium/discount information, please refer to https://funds.eatonvance.com/closed-end-fund-prices.php.

[4]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV or market price at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. For information about the tax character of distributions made in prior calendar years, please refer to Performance-Tax Character of Distributions on the Fund’s webpage available at eatonvance.com. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. Fund distributions may be affected by numerous factors including changes in Fund performance, the cost of financing for Funds that employ leverage, portfolio holdings, realized and projected returns, and other factors. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes.

[5]

Fund employs RIB financing. The leverage created by RIB investments provides an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater price volatility). The cost of leverage rises and falls with changes in short-term interest rates. See “Floating Rate Notes Issued in Conjunction with Securities Held” in the notes to the financial statements for more information about RIB financing. RIB leverage represents the amount of Floating Rate Notes outstanding at period end as a percentage of Fund net assets plus Floating Rate Notes.

[6]

Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

[7]	The chart includes the municipal bonds held by a trust that issues residual interest bonds, consistent with the Portfolio of Investments.

Fund profiles subject to change due to active management.

4

Eaton Vance

California Municipal Income Trust

May 31, 2020

Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Securities — 147.4%
Security	Principal Amount (000’s omitted)	Value

Education — 12.2%

California State University, 5.00%, 11/1/41(1)	$6,275	$7,517,889

University of California, 5.00%, 5/15/46(1)	4,075	4,832,339

		$12,350,228

Electric Utilities — 5.8%

Chula Vista, (San Diego Gas and Electric), 5.875%, 2/15/34	$270	$271,115

Los Angeles Department of Water and Power, Power System Revenue, 5.00%, 7/1/42(1)	4,000	4,911,800

Southern California Public Power Authority, (Tieton Hydropower), 5.00%, 7/1/35	680	682,659

		$5,865,574

Escrowed/Prerefunded — 4.2%

California Educational Facilities Authority, (Harvey Mudd College), Prerefunded to 12/1/21, 5.25%, 12/1/31	$195	$209,838

California Educational Facilities Authority, (Harvey Mudd College), Prerefunded to 12/1/21, 5.25%, 12/1/36	330	355,110

California Educational Facilities Authority, (University of San Francisco), Prerefunded to 10/1/21, 6.125%, 10/1/36	120	128,890

California Educational Facilities Authority, (University of San Francisco), Prerefunded to 10/1/21, 6.125%, 10/1/36	115	123,519

California Municipal Finance Authority, (University of San Diego), Prerefunded to 10/1/21, 5.00%, 10/1/31	415	441,398

California Municipal Finance Authority, (University of San Diego), Prerefunded to 10/1/21, 5.00%, 10/1/35	285	303,129

California Municipal Finance Authority, (University of San Diego), Prerefunded to 10/1/21, 5.25%, 10/1/26	810	864,213

California Municipal Finance Authority, (University of San Diego), Prerefunded to 10/1/21, 5.25%, 10/1/27	850	906,890

California Municipal Finance Authority, (University of San Diego), Prerefunded to 10/1/21, 5.25%, 10/1/28	895	954,902

		$4,287,889

General Obligations — 44.9%

Alameda City Unified School District, (Election of 2014), 5.00%, 8/1/42(1)	$3,325	$4,045,527

Brisbane School District, (Election of 2020), 3.00%, 8/1/49	1,135	1,162,830

California, 4.00%, 3/1/46(1)	2,000	2,355,300

California, 5.50%, 11/1/35	1,600	1,632,560

Illinois, 5.00%, 2/1/39	2,000	2,001,860

La Canada Unified School District, (Election of 2017), 5.00%, 8/1/47(1)	6,750	8,257,477

Long Beach Unified School District, (Election of 2008), 5.00%, 8/1/41(1)	3,500	4,264,120

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)

Oxnard Union High School District, (Election of 2018), 5.00%, 8/1/42(1)	$6,000	$7,297,980

Palo Alto, (Election of 2008), 5.00%, 8/1/40	3,655	3,680,402

San Diego Unified School District, (Election of 2012), 5.00%, 7/1/47(1)	6,000	7,285,500

Shoreline Unified School District, (Election of 2018), 4.00%, 8/1/40	675	774,725

Vacaville Unified School District, (Election of 2014), 4.00%, 8/1/45	2,450	2,817,525

		$45,575,806

Hospital — 27.9%

California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/27	$1,000	$1,024,410

California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/28	190	194,592

California Health Facilities Financing Authority, (City of Hope), 4.00%, 11/15/45(1)	3,000	3,306,960

California Health Facilities Financing Authority, (City of Hope), 5.00%, 11/15/32	635	683,812

California Health Facilities Financing Authority, (City of Hope), 5.00%, 11/15/35	910	975,839

California Health Facilities Financing Authority, (Kaiser Permanente), 4.00%, 11/1/44(1)	6,000	6,599,760

California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/33	1,145	1,267,618

California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/37	535	587,478

California Health Facilities Financing Authority, (Sutter Health), 5.00%, 11/15/46(1)	6,000	6,938,160

California Public Finance Authority, (Henry Mayo Newhall Hospital), 5.00%, 10/15/37	500	549,680

California Public Finance Authority, (Henry Mayo Newhall Hospital), 5.00%, 10/15/47	1,000	1,080,070

California Public Finance Authority, (Sharp HealthCare), 5.00%, 8/1/47(1)	3,750	4,463,775

California Statewide Communities Development Authority, (Methodist Hospital of Southern California), 5.00%, 1/1/48	600	670,644

		$28,342,798

Housing — 1.9%

California Department of Veterans Affairs, Home Purchase Revenue, 3.45%, 12/1/39	$940	$1,033,896

California Department of Veterans Affairs, Home Purchase Revenue, 3.60%, 12/1/43	830	909,282

		$1,943,178

5	See Notes to Financial Statements.

Eaton Vance

California Municipal Income Trust

May 31, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Escrowed/Prerefunded — 4.8%

Foothill/Eastern Transportation Corridor Agency, (AGC), (AGM), Escrowed to Maturity, 0.00%, 1/1/26	$5,130	$4,933,778

		$4,933,778

Insured – General Obligations — 5.9%

Bellevue Union School District, (Election of 2020), (AGM), 5.00%, 8/1/49	$1,140	$1,377,120

McFarland Unified School District, (Election of 2020), (BAM), 3.00%, 11/1/49(2)	250	251,730

Sweetwater Union High School District, (Election of 2000), (AGM), 0.00%, 8/1/25	4,720	4,398,049

		$6,026,899

Insured – Transportation — 6.9%

Alameda Corridor Transportation Authority, (AMBAC), 0.00%, 10/1/29	$5,000	$3,610,550

Alameda Corridor Transportation Authority, (NPFG), 0.00%, 10/1/31	4,500	3,375,990

		$6,986,540

Lease Revenue/Certificates of Participation — 1.0%

California Public Works Board, 5.00%, 11/1/38	$915	$1,020,463

		$1,020,463

Other Revenue — 0.4%

California Infrastructure and Economic Development Bank, (Performing Arts Center of Los Angeles), 5.00%, 12/1/32	$385	$385,982

		$385,982

Senior Living/Life Care — 0.9%

ABAG Finance Authority for Nonprofit Corporations, (Episcopal Senior Communities), 6.00%, 7/1/31	$290	$296,409

California Statewide Communities Development Authority, (The Redwoods, a Community of Seniors), 5.125%, 11/15/35	535	612,099

		$908,508

Special Tax Revenue — 7.6%

Aliso Viejo Community Facilities District No. 2005-01, Special Tax Revenue, (Glenwood at Aliso Viejo), 5.00%, 9/1/30	$500	$571,450

Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/23	480	509,069

Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/24	240	254,441

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue (continued)

Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/25	$335	$355,070

Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/26	240	254,285

Los Angeles County Metropolitan Transportation Authority, Sales Tax Revenue, Green Bonds, 5.00%, 7/1/42(1)	2,100	2,569,245

San Francisco Bay Area Rapid Transit District, Sales Tax Revenue, Prerefunded to 7/1/20, 5.00%, 7/1/28	2,400	2,409,288

South Orange County Public Financing Authority, Special Tax Revenue, (Ladera Ranch), 5.00%, 8/15/28	725	775,264

		$7,698,112

Transportation — 8.1%

California Municipal Finance Authority, (LINXS Automated People Mover), (AMT), 5.00%, 12/31/43	$3,000	$3,257,160

Los Angeles Department of Airports, (Los Angeles International Airport), 5.00%, 5/15/35(1)	820	829,750

San Francisco City and County Airport Commission, (San Francisco International Airport), 5.00%, 5/1/35	2,760	2,768,170

San Francisco City and County Airport Commission, (San Francisco International Airport), (AMT), 5.00%, 5/1/45	750	873,862

San Joaquin Hills Transportation Corridor Agency, 5.00%, 1/15/34	500	544,850

		$8,273,792

Water and Sewer — 14.9%

Rancho California Water District Financing Authority, 5.00%, 8/1/46(1)	$5,250	$6,327,090

San Francisco City and County Public Utilities Commission, Water Revenue, Green Bonds, 5.00%, 11/1/45(1)	6,000	6,978,120

San Mateo, Sewer Revenue, 5.00%, 8/1/36	1,700	1,788,740

		$15,093,950

Total Tax-Exempt Municipal Securities — 147.4% (identified cost $137,699,768)		$149,693,497

6	See Notes to Financial Statements.

Eaton Vance

California Municipal Income Trust

May 31, 2020

Portfolio of Investments (Unaudited) — continued

Taxable Municipal Securities — 9.7%
Security	Principal Amount (000’s omitted)	Value

Education — 4.4%

California Educational Facilities Authority, (Loyola Marymount University), 4.842%, 10/1/48	$3,000	$3,311,310

California State University, 3.065%, 11/1/42	1,135	1,157,700

		$4,469,010

Hospital — 5.3%

California Statewide Communities Development Authority, (Loma Linda University Medical Center), 6.00%, 12/1/24	$2,500	$2,620,875

California Statewide Communities Development Authority, (Marin General Hospital), 4.821%, 8/1/45	2,500	2,755,225

		$5,376,100

Total Taxable Municipal Securities — 9.7% (identified cost $9,196,274)		$9,845,110

Corporate Bonds & Notes — 1.2%
Security	Principal Amount (000’s omitted)	Value

Other — 1.2%

Morongo Band of Mission Indians, 7.00%, 10/1/39(3)	$1,040	$1,178,715

Total Corporate Bonds & Notes — 1.2% (identified cost $1,040,000)		$1,178,715

Total Investments — 158.3% (identified cost $147,936,042)		$160,717,322

Other Assets, Less Liabilities — (58.3)%		$(59,187,205)

Net Assets — 100.0%		$101,530,117

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Trust invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At May 31, 2020, 11.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.2% to 6.7% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1G).
(2)	When-issued security.

(3)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At May 31, 2020, the aggregate value of these securities is $1,178,715 or 1.2% of the Trust’s net assets.

Abbreviations:

AGC	–	Assured Guaranty Corp.

AGM	–	Assured Guaranty Municipal Corp.

AMBAC	–	AMBAC Financial Group, Inc.

AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	–	Build America Mutual Assurance Co.

NPFG	–	National Public Finance Guarantee Corp.

7	See Notes to Financial Statements.

Eaton Vance

New York Municipal Income Trust

May 31, 2020

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 152.5%
Security	Principal Amount (000’s omitted)	Value

Cogeneration — 0.6%

Suffolk County Industrial Development Agency, (Nissequogue Cogeneration Partners Facility), (AMT), 5.50%, 1/1/23	$475	$478,852

		$478,852

Education — 19.9%

New York Dormitory Authority, (Columbia University), 5.00%, 10/1/38(1)	$4,000	$5,047,880

New York Dormitory Authority, (Columbia University), 5.00%, 10/1/41	725	751,694

New York Dormitory Authority, (Culinary Institute of America), 5.50%, 7/1/33	220	233,770

New York Dormitory Authority, (Fordham University), Prerefunded to 7/1/21, 5.50%, 7/1/36	1,000	1,056,280

New York Dormitory Authority, (New York University), 5.00%, 7/1/39(1)	4,000	4,946,120

New York Dormitory Authority, (Skidmore College), 5.00%, 7/1/27	325	339,245

New York Dormitory Authority, (Skidmore College), 5.25%, 7/1/29	400	420,124

New York Dormitory Authority, (The New School), Prerefunded to 7/1/20, 5.50%, 7/1/40	1,250	1,255,375

Onondaga County Cultural Resources Trust, (Syracuse University), 5.00%, 12/1/38	1,205	1,348,540

Yonkers Economic Development Corp., (Lamartine/Warburton, LLC — Charter School of Educational Excellence), 5.00%, 10/15/39	125	125,550

Yonkers Economic Development Corp., (Lamartine/Warburton, LLC — Charter School of Educational Excellence), 5.00%, 10/15/49	25	24,323

Yonkers Economic Development Corp., (Lamartine/Warburton, LLC — Charter School of Educational Excellence), 5.00%, 10/15/54	40	38,537

		$15,587,438

Electric Utilities — 7.6%

New York Power Authority, 4.00%, 11/15/55(1)	$1,000	$1,162,480

Utility Debt Securitization Authority, 5.00%, 12/15/36(1)	4,000	4,828,360

		$5,990,840

Security	Principal Amount (000’s omitted)	Value

Escrowed/Prerefunded — 9.4%

Dutchess County Local Development Corp., (Health Quest Systems, Inc.), Prerefunded to 7/1/20, 5.75%, 7/1/30	$130	$130,563

Dutchess County Local Development Corp., (Health Quest Systems, Inc.), Prerefunded to 7/1/20, 5.75%, 7/1/40	960	964,157

New York Dormitory Authority, (North Shore-Long Island Jewish Obligated Group), Prerefunded to 5/1/21, 5.00%, 5/1/32	1,000	1,043,990

New York, Prerefunded to 2/15/21, 5.00%, 2/15/34(1)	4,000	4,136,800

Onondaga Civic Development Corp., (St. Joseph’s Hospital Health Center), Prerefunded to 7/1/22, 5.00%, 7/1/42	1,000	1,096,310

		$7,371,820

General Obligations — 2.9%

Illinois, 5.00%, 10/1/33	$1,300	$1,317,589

Washingtonville Central School District, 0.05%, 6/15/35	300	214,656

Washingtonville Central School District, 0.05%, 6/15/36	300	206,667

Washingtonville Central School District, 0.05%, 6/15/37	300	200,376

Washingtonville Central School District, 0.05%, 6/15/38	300	194,247

Washingtonville Central School District, 0.05%, 6/15/39	220	138,607

		$2,272,142

Hospital — 9.8%

Jefferson County Civic Facility Development Corp., (Samaritan Medical Center), 4.00%, 11/1/47	$1,000	$956,140

New York Dormitory Authority, (Catholic Health System Obligated Group), 4.00%, 7/1/45	2,960	3,131,354

New York Dormitory Authority, (Montefiore Obligated Group), 4.00%, 9/1/50	215	220,618

New York Dormitory Authority, (NYU Langone Hospitals Obligated Group), 3.00%, 7/1/48	290	285,978

New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/45(2)	1,900	2,028,459

Suffolk County Economic Development Corp., (Catholic Health Services of Long Island Obligated Group), 5.00%, 7/1/28	1,065	1,103,138

		$7,725,687

8	See Notes to Financial Statements.

Eaton Vance

New York Municipal Income Trust

May 31, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Housing — 3.4%

New York Housing Finance Agency, (FNMA), (AMT), 5.40%, 11/15/42	$2,625	$2,630,801

		$2,630,801

Industrial Development Revenue — 6.4%

Build NYC Resource Corp., (Pratt Paper (NY), Inc.), (AMT), 4.50%, 1/1/25(2)	$1,210	$1,244,933

New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	980	1,288,200

Niagara Area Development Corp., (Covanta), (AMT), 4.75%, 11/1/42(2)	2,500	2,493,050

		$5,026,183

Insured – Education — 2.1%

New York Dormitory Authority, (City University), (AMBAC), 5.50%, 7/1/35	$1,250	$1,684,050

		$1,684,050

Insured – General Obligations — 4.1%

Nassau County, (AGM), 5.00%, 7/1/42	$1,400	$1,702,162

Nassau County, (AGM), 5.00%, 4/1/43(1)	1,200	1,478,676

Nassau County, (AGM), 5.00%, 4/1/43	20	24,645

		$3,205,483

Insured – Other Revenue — 6.2%

New York City Industrial Development Agency, (Yankee Stadium), (AGC), 0.00%, 3/1/31	$2,645	$2,094,020

New York City Industrial Development Agency, (Yankee Stadium), (AGC), 0.00%, 3/1/32	3,625	2,765,766

		$4,859,786

Insured – Transportation — 7.9%

Metropolitan Transportation Authority, Green Bonds, (AGM), 4.00%, 11/15/46	$1,920	$2,032,147

New York Thruway Authority, (AGM), 3.00%, 1/1/46	1,780	1,803,104

New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AGM), (AMT), 4.00%, 7/1/37	1,000	1,040,190

New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AGM), (AMT), 4.00%, 7/1/46	1,250	1,287,000

		$6,162,441

Security	Principal Amount (000’s omitted)	Value

Lease Revenue/Certificates of Participation — 13.9%

Hudson Yards Infrastructure Corp., 5.00%, 2/15/42(1)	$4,000	$4,685,320

Monroe County Industrial Development Agency, (Rochester Schools Modernization), 5.00%, 5/1/31(1)	5,000	6,250,400

		$10,935,720

Other Revenue — 12.5%

New York City Transitional Finance Authority, (Building Aid), 5.00%, 7/15/37(1)	$5,200	$6,399,328

New York Liberty Development Corp., (3 World Trade Center), 5.00%, 11/15/44(2)	1,300	1,289,093

New York Liberty Development Corp., (7 World Trade Center), 5.00%, 3/15/44	2,000	2,108,120

		$9,796,541

Senior Living/Life Care — 5.1%

Brookhaven Local Development Corp., (Jefferson’s Ferry), 5.25%, 11/1/26	$240	$253,754

Buffalo and Erie County Industrial Land Development Corp., (Orchard Park CCRC, Inc.), 5.00%, 11/15/22	165	168,005

Suffolk County Economic Development Corp., (Peconic Landing at Southold, Inc.), 5.00%, 12/1/29	180	182,309

Suffolk County Economic Development Corp., (Peconic Landing at Southold, Inc.), 5.00%, 12/1/34	170	164,885

Suffolk County Economic Development Corp., (Peconic Landing at Southold, Inc.), 5.00%, 12/1/40	175	162,494

Suffolk County Economic Development Corp., (Peconic Landing at Southold, Inc.), 6.00%, 12/1/40	905	930,240

Tompkins County Development Corp., (Kendal at Ithaca, Inc.), 4.00%, 7/1/34	100	93,336

Tompkins County Development Corp., (Kendal at Ithaca, Inc.), 4.25%, 7/1/32	230	225,729

Tompkins County Development Corp., (Kendal at Ithaca, Inc.), 4.50%, 7/1/42	230	223,714

Westchester County Local Development Corp., (Kendal on Hudson), 5.00%, 1/1/28	1,090	1,096,235

Westchester County Local Development Corp., (Kendal on Hudson), 5.00%, 1/1/34	480	472,546

		$3,973,247

Special Tax Revenue — 17.1%

New York City Transitional Finance Authority, Future Tax Revenue, 5.50%, 11/1/35(1)	$1,185	$1,208,404

New York City Transitional Finance Authority, Future Tax Revenue, Prerefunded to 11/1/20, 5.50%, 11/1/35(1)	915	935,203

9	See Notes to Financial Statements.

Eaton Vance

New York Municipal Income Trust

May 31, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue (continued)

New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/43(1)	$4,000	$4,840,920

New York Thruway Authority, Fuel Tax Revenue, 5.00%, 4/1/30(1)	6,000	6,469,860

		$13,454,387

Transportation — 11.0%

Metropolitan Transportation Authority, Green Bonds, 4.75%, 11/15/45	$300	$318,825

Metropolitan Transportation Authority, Green Bonds, 5.00%, 11/15/50	490	529,479

New York Thruway Authority, 4.00%, 1/1/50	1,750	1,875,335

New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AMT), 5.25%, 1/1/50	740	778,502

Niagara Frontier Transportation Authority, (Buffalo Niagara International Airport), (AMT), 5.00%, 4/1/39	350	414,726

Port Authority of New York and New Jersey, 5.00%, 10/15/36(1)	4,000	4,714,800

		$8,631,667

Water and Sewer — 12.6%

New York City Municipal Water Finance Authority, (Water and Sewer System), 5.00%, 6/15/46(1)	$4,000	$4,738,520

Suffolk County Water Authority, 5.00%, 6/1/36(1)	4,000	5,149,960

		$9,888,480

Total Tax-Exempt Investments — 152.5% (identified cost $110,598,157)		$119,675,565

Corporate Bonds & Notes — 2.6%
Security	Principal Amount (000’s omitted)	Value

Hospital — 2.6%

Montefiore Obligated Group, 4.287%, 9/1/50	$500	$468,105

NYU Hospitals Center, 4.168%, 7/1/37	1,500	1,553,912

Total Corporate Bonds & Notes — 2.6% (identified cost $2,019,006)		$2,022,017

Miscellaneous — 0.8%
Security	Units	Value

Real Estate — 0.8%

CMS Liquidating Trust(2)(3)(4)	257	$630,976

Total Miscellaneous — 0.8% (identified cost $822,400)		$630,976

Total Investments — 155.9% (identified cost $113,439,563)		$122,328,558

Other Assets, Less Liabilities — (55.9)%		$(43,871,540)

Net Assets — 100.0%		$78,457,018

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Trust invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At May 31, 2020, 13.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.4% to 7.7% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1G).

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At May 31, 2020, the aggregate value of these securities is $7,686,511 or 9.8% of the Trust’s net assets.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 7).

(4)	Non-income producing.

Abbreviations:

AGC	–	Assured Guaranty Corp.

AGM	–	Assured Guaranty Municipal Corp.

AMBAC	–	AMBAC Financial Group, Inc.

AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FNMA	–	Federal National Mortgage Association

10	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

May 31, 2020

Statements of Assets and Liabilities (Unaudited)

	May 31, 2020
Assets	California Trust	New York Trust

Investments —

Identified cost	$147,936,042	$113,439,563

Unrealized appreciation	12,781,280	8,888,995

Investments, at value	$160,717,322	$122,328,558

Cash	$—	$4,197

Interest receivable	1,507,388	1,506,443

Receivable for investments sold	606,398	144,731

Total assets	$162,831,108	$123,983,929

Liabilities

Payable for floating rate notes issued	$60,055,337	$45,226,469

Payable for when-issued securities	251,285	—

Due to custodian	626,322	—

Payable to affiliates:

Investment adviser fee	53,578	40,937

Administration fee	26,789	20,468

Trustees’ fees	1,397	1,097

Interest expense and fees payable	225,523	178,552

Accrued expenses	60,760	59,388

Total liabilities	$61,300,991	$45,526,911

Net assets	$101,530,117	$78,457,018

Sources of Net Assets

Common shares, $0.01 par value, unlimited number of shares authorized	$71,336	$54,018

Additional paid-in capital	88,880,698	69,693,606

Distributable earnings	12,578,083	8,709,394

Net assets	$101,530,117	$78,457,018

Common Shares Outstanding	7,133,575	5,401,828

Net Asset Value Per Common Share

Net assets ÷ common shares issued and outstanding	$14.23	$14.52

11	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

May 31, 2020

Statements of Operations (Unaudited)

	Six Months Ended May 31, 2020
Investment Income	California Trust	New York Trust

Interest	$2,911,571	$2,200,523

Total investment income	$2,911,571	$2,200,523

Expenses

Investment adviser fee	$320,815	$246,623

Administration fee	160,407	123,312

Trustees’ fees and expenses	4,199	3,293

Custodian fee	18,444	19,889

Transfer and dividend disbursing agent fees	9,037	8,700

Legal and accounting services	26,901	25,134

Printing and postage	6,687	10,835

Interest expense and fees	515,707	365,640

Miscellaneous	9,554	9,994

Total expenses	$1,071,751	$813,420

Net investment income	$1,839,820	$1,387,103

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$(261,273)	$201,087

Net realized gain (loss)	$(261,273)	$201,087

Change in unrealized appreciation (depreciation) —

Investments	$(357,570)	$(1,489,509)

Net change in unrealized appreciation (depreciation)	$(357,570)	$(1,489,509)

Net realized and unrealized loss	$(618,843)	$(1,288,422)

Net increase in net assets from operations	$1,220,977	$98,681

12	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

May 31, 2020

Statements of Changes in Net Assets

	Six Months Ended May 31, 2020 (Unaudited)
Increase (Decrease) in Net Assets	California Trust	New York Trust

From operations —

Net investment income	$1,839,820	$1,387,103

Net realized gain (loss)	(261,273)	201,087

Net change in unrealized appreciation (depreciation)	(357,570)	(1,489,509)

Net increase in net assets from operations	$1,220,977	$98,681

Distributions to common shareholders	$(1,876,844)	$(1,380,167)

Net decrease in net assets	$(655,867)	$(1,281,486)

Net Assets

At beginning of period	$102,185,984	$79,738,504

At end of period	$101,530,117	$78,457,018

13	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

May 31, 2020

Statements of Changes in Net Assets — continued

	Year Ended November 30, 2019
Increase (Decrease) in Net Assets	California Trust	New York Trust

From operations —

Net investment income	$3,688,578	$2,744,605

Net realized gain	11,468	291,098

Net change in unrealized appreciation (depreciation)	8,572,807	6,548,567

Net increase in net assets from operations	$12,272,853	$9,584,270

Distributions to common shareholders	$(3,782,221)	$(2,826,814)

Capital share transactions —

Cost of shares repurchased (see Note 5)	$—	$(957,825)

Net decrease in net assets from capital share transactions	$—	$(957,825)

Net increase in net assets	$8,490,632	$5,799,631

Net Assets

At beginning of year	$93,695,352	$73,938,873

At end of year	$102,185,984	$79,738,504

14	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

May 31, 2020

Statements of Cash Flows (Unaudited)

	Six Months Ended May 31, 2020
Cash Flows From Operating Activities	California Trust	New York Trust

Net increase in net assets from operations	$1,220,977	$98,681

Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:

Investments purchased	(21,959,471)	(17,437,292)

Investments sold	19,968,919	16,839,490

Net amortization/accretion of premium (discount)	160,043	276,325

Decrease (increase) in interest receivable	52,402	(74,775)

Increase in payable to affiliate for investment adviser fee	750	211

Increase in payable to affiliate for administration fee	375	105

Increase in payable to affiliate for Trustees’ fees	5	4

Decrease in interest expense and fees payable	(15,905)	(60,095)

Decrease in accrued expenses	(21,265)	(11,727)

Net change in unrealized (appreciation) depreciation from investments	357,570	1,489,509

Net realized (gain) loss from investments	261,273	(201,087)

Net cash provided by operating activities	$25,673	$919,349

Cash Flows From Financing Activities

Cash distributions paid to common shareholders	$(1,876,844)	$(1,380,167)

Proceeds from secured borrowings	1,600,000	800,000

Repayment of secured borrowings	(975,000)	(640,000)

Increase in due to custodian	626,322	—

Net cash used in financing activities	$(625,522)	$(1,220,167)

Net decrease in cash	$(599,849)	$(300,818)

Cash at beginning of period	$599,849	$305,015

Cash at end of period	$—	$4,197

Supplemental disclosure of cash flow information:

Cash paid for interest and fees	$531,612	$425,735

15	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

May 31, 2020

Financial Highlights

Selected data for a common share outstanding during the periods stated

	California Trust

	Six Months Ended May 31, 2020 (Unaudited)		Year Ended November 30,
			2019	2018	2017		2016		2015

Net asset value — Beginning of period (Common shares)	$14.320		$13.130	$13.770	$13.600		$14.020		$14.080

Income (Loss) From Operations

Net investment income(1)	$0.258		$0.517	$0.464	$0.496		$0.586		$0.737

Net realized and unrealized gain (loss)	(0.085)		1.203	(0.663)	0.175		(0.681)		(0.057)

Distributions to APS shareholders

From net investment income(1)	—		—	(0.003)	(0.006)		(0.009)		(0.009)

Discount on redemption and repurchase of APS(1)	—		—	—	—		0.291		—

Total income (loss) from operations	$0.173		$1.720	$(0.202)	$0.665		$0.187		$0.671

Less Distributions to Common Shareholders

From net investment income	$(0.263)		$(0.530)	$(0.465)	$(0.495)		$(0.607)		$(0.731)

Total distributions to common shareholders	$(0.263)		$(0.530)	$(0.465)	$(0.495)		$(0.607)		$(0.731)

Anti-dilutive effect of share repurchase program (see Note 5)(1)	$—		$—	$0.027	$—		$—		$—

Net asset value — End of period (Common shares)	$14.230		$14.320	$13.130	$13.770		$13.600		$14.020

Market value — End of period (Common shares)	$12.650		$13.120	$11.030	$12.060		$12.260		$12.900

Total Investment Return on Net Asset Value(2)	1.38	%(3)	13.83%	(0.70)%	5.33%		1.38	%(4)	5.28%

Total Investment Return on Market Value(2)	(1.63	)%(3)	24.15%	(4.76)%	2.34%		(0.68)%		7.65%

Ratios/Supplemental Data

Net assets applicable to common shares, end of period (000’s omitted)	$101,530		$102,186	$93,695	$99,930		$98,633		$101,732

Ratios (as a percentage of average daily net assets applicable to common shares):(5)

Expenses excluding interest and fees(6)	1.09	%(7)	1.12%	1.28%	1.46%		1.50%		1.54%

Interest and fee expense(8)	1.02	%(7)	1.20%	1.50%	1.32%		0.87%		0.08%

Total expenses(6)	2.11	%(7)	2.32%	2.78%	2.78%		2.37%		1.62%

Net investment income	3.63	%(7)	3.71%	3.45%	3.57%		4.05%		5.26%

Portfolio Turnover	13	%(3)	8%	129%	19%		12%		9%

Senior Securities:

Total preferred shares outstanding	—		—	—	1,999	(9)	1,999	(9)	1,999	(9)

Asset coverage per preferred share	$—		$—	$—	$74,990	(10)	$74,341	(10)	$75,892	(10)

Involuntary liquidation preference per preferred share	$—		$—	$—	$25,000	(11)	$25,000	(11)	$25,000	(11)

Approximate market value per preferred share	$—		$—	$—	$25,000	(11)	$25,000	(11)	$25,000	(11)

(1)	Computed using average common shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Trust’s dividend reinvestment plan.

(3)	Not annualized.

(4)

The total return based on net asset value reflects the impact of the tender and repurchase by the Trust of a portion of its APS at 95.5% of the per share liquidation preference. Absent this transaction, the total return based on net asset value would have been (0.80)%.

(5)	Ratios do not reflect the effect of dividend payments to APS shareholders, if any.

16	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

May 31, 2020

Financial Highlights — continued

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Annualized.

(8)

Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1G) and/or iMTP Shares issued to redeem a portion of the Trust’s APS. As of November 30, 2018, the Trust had no APS and iMTP Shares outstanding.

(9)	Preferred shares represent iMTP Shares and APS as of November 30, 2017 and 2016 and APS as of November 30, 2015.

(10)	Calculated by subtracting the Trust’s total liabilities (not including the preferred shares) from the Trust’s total assets, and dividing the result by the number of preferred shares outstanding.

(11)	Plus accumulated and unpaid dividends.

APS	–	Auction Preferred Shares

iMTP Shares	–	Institutional MuniFund Term Preferred Shares

17	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

May 31, 2020

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	New York Trust

	Six Months Ended May 31, 2020 (Unaudited)		Year Ended November 30,
			2019	2018	2017		2016		2015

Net asset value — Beginning of period (Common shares)	$14.760		$13.500	$14.250	$14.100		$14.520		$14.590

Income (Loss) From Operations

Net investment income(1)	$0.257		$0.505	$0.569	$0.628		$0.665		$0.814

Net realized and unrealized gain (loss)	(0.241)		1.254	(0.734)	0.137		(0.651)		(0.063)

Distributions to APS shareholders

From net investment income(1)	—		—	(0.005)	(0.010)		(0.010)		(0.008)

Discount on redemption and repurchase of APS(1)	—		—	—	—		0.243		—

Total income (loss) from operations	$0.016		$1.759	$(0.170)	$0.755		$0.247		$0.743

Less Distributions to Common Shareholders

From net investment income	$(0.256)		$(0.520)	$(0.580)	$(0.605)		$(0.667)		$(0.813)

Total distributions to common shareholders	$(0.256)		$(0.520)	$(0.580)	$(0.605)		$(0.667)		$(0.813)

Anti-dilutive effect of share repurchase program (see Note 5)(1)	$—		$0.021	$—	$—		$—		$—

Net asset value — End of period (Common shares)	$14.520		$14.760	$13.500	$14.250		$14.100		$14.520

Market value — End of period (Common shares)	$12.710		$13.260	$11.390	$12.770		$13.040		$13.730

Total Investment Return on Net Asset Value(2)	0.37	%(3)	13.89%	(0.61)%	5.84%		1.69	%(4)	5.63%

Total Investment Return on Market Value(2)	(2.21	)%(3)	21.27%	(6.42)%	2.56%		(0.53)%		6.13%

Ratios/Supplemental Data

Net assets applicable to common shares, end of period (000’s omitted)	$78,457		$79,739	$73,939	$78,026		$77,190		$79,518

Ratios (as a percentage of average daily net assets applicable to common shares):(5)

Expenses excluding interest and fees(6)	1.13	%(7)	1.11%	1.19%	1.37%		1.52%		1.53%

Interest and fee expense(8)	0.93	%(7)	1.18%	1.54%	1.25%		0.82%		0.14%

Total expenses(6)	2.06	%(7)	2.29%	2.73%	2.62%		2.34%		1.67%

Net investment income	3.52	%(7)	3.51%	4.11%	4.37%		4.43%		5.60%

Portfolio Turnover	14	%(3)	25%	57%	18%		15%		7%

Senior Securities:

Total preferred shares outstanding	—		—	—	1,349	(9)	1,349	(9)	1,349	(9)

Asset coverage per preferred share	$—		$—	$—	$82,841	(10)	$82,220	(10)	$83,946	(10)

Involuntary liquidation preference per preferred share	$—		$—	$—	$25,000	(11)	$25,000	(11)	$25,000	(11)

Approximate market value per preferred share	$—		$—	$—	$25,000	(11)	$25,000	(11)	$25,000	(11)

(1)	Computed using average common shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Trust’s dividend reinvestment plan.

(3)	Not annualized.

(4)

The total return based on net asset value reflects the impact of the tender and repurchase by the Trust of a portion of its APS at 95.5% of the per share liquidation preference. Absent this transaction, the total return based on net asset value would have been (0.06)%.

(5)	Ratios do not reflect the effect of dividend payments to APS shareholders, if any.

18	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

May 31, 2020

Financial Highlights — continued

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Annualized.

(8)

Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1G) and/or iMTP Shares issued to redeem a portion of the Trust’s APS. As of November 30, 2018, the Trust had no APS and iMTP Shares outstanding.

(9)	Preferred shares represent iMTP Shares and APS as of November 30, 2017 and 2016 and APS as of November 30, 2015.

(10)	Calculated by subtracting the Trust’s total liabilities (not including the preferred shares) from the Trust’s total assets, and dividing the result by the number of preferred shares outstanding.

(11)	Plus accumulated and unpaid dividends.

APS	–	Auction Preferred Shares

iMTP Shares	–	Institutional MuniFund Term Preferred Shares

19	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

May 31, 2020

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance California Municipal Income Trust (California Trust) and Eaton Vance New York Municipal Income Trust (New York Trust), (each individually referred to as the Trust, and collectively, the Trusts), are Massachusetts business trusts registered under the Investment Company Act of 1940, as amended (the 1940 Act), as non-diversified, closed-end management investment companies. Each Trust’s investment objective is to provide current income exempt from regular federal income tax and taxes in its specified state.

The following is a summary of significant accounting policies of the Trusts. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). Each Trust is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of a Trust in a manner that most fairly reflects the security’s “fair value”, which is the amount that a Trust might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — Each Trust’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Each Trust intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by each Trust, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

As of May 31, 2020, the Trusts had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each Trust files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

E  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications — Under each Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to each Trust. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as a Trust) could be deemed to have personal liability for the obligations of the Trust. However, each Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Trust shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Trust shareholders. Moreover, the By-laws also provide for indemnification out of Trust property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Trust enters into agreements with service providers that may contain indemnification clauses. Each Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Trust that have not yet occurred.

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Eaton Vance

Municipal Income Trusts

May 31, 2020

Notes to Financial Statements (Unaudited) — continued

G  Floating Rate Notes Issued in Conjunction with Securities Held — The Trusts may invest in residual interest bonds, also referred to as inverse floating rate securities, whereby a Trust may sell a variable or fixed rate bond for cash to a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), while at the same time, buying a residual interest in the assets and cash flows of the SPV. The bond is deposited into the SPV with the same CUSIP number as the bond sold to the SPV by the Trust, and which may have been, but is not required to be, the bond purchased from the Trust (the Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The residual interest bond held by a Trust gives the Trust the right (1) to cause the holders of the Floating Rate Notes to generally tender their notes at par, and (2) to have the Bond held by the SPV transferred to the Trust, thereby terminating the SPV. Should the Trust exercise such right, it would generally pay the SPV the par amount due on the Floating Rate Notes and exchange the residual interest bond for the underlying Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Trusts account for the transaction described above as a secured borrowing by including the Bond in their Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in their Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the SPV for redemption at par at each reset date. Accordingly, the fair value of the payable for floating rate notes issued approximates its carrying value. If measured at fair value, the payable for floating rate notes would have been considered as Level 2 in the fair value hierarchy (see Note 7) at May 31, 2020. Interest expense related to a Trust’s liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Trust, as noted above, or by the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying Bond, bankruptcy of or payment failure by the issuer of the underlying Bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. At May 31, 2020, the amounts of the Trusts’ Floating Rate Notes and related interest rates and collateral were as follows:

	California Trust	New York Trust

Floating Rate Notes Outstanding	$60,055,337	$45,226,469

Interest Rate or Range of Interest Rates (%)	0.10 - 0.24	0.15 - 0.20

Collateral for Floating Rate Notes Outstanding	$88,780,792	$66,993,031

For the six months ended May 31, 2020, the Trusts’ average settled Floating Rate Notes outstanding and the average interest rate (annualized) including fees were as follows:

	California Trust	New York Trust

Average Floating Rate Notes Outstanding	$59,215,601	$44,861,557

Average Interest Rate	1.74%	1.63%

In certain circumstances, the Trusts may enter into shortfall and forbearance agreements with brokers by which a Trust agrees to reimburse the broker for the difference between the liquidation value of the Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Trusts had no shortfalls as of May 31, 2020.

The Trusts may also purchase residual interest bonds in a secondary market transaction without first owning the underlying bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to residual interest bonds purchased in a secondary market transaction are disclosed in the Portfolio of Investments.

The Trusts’ investment policies and restrictions expressly permit investments in residual interest bonds. Such bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of residual interest bonds are generally more volatile than that of a fixed rate bond. The Trusts’ investment policies do not allow the Trusts to borrow money except as permitted by the 1940 Act. Management believes that the Trusts’ restrictions on borrowing money and issuing senior securities (other than as specifically permitted) do not apply to Floating Rate Notes issued by the SPV and included as a liability in the Trusts’ Statement of Assets and Liabilities. As secured indebtedness issued by an SPV, Floating Rate Notes are distinct from the borrowings and senior securities to which the Trusts’ restrictions apply. Residual interest bonds held by the Trusts are securities exempt from registration under Rule 144A of the Securities Act of 1933.

H  When-Issued Securities and Delayed Delivery Transactions — The Trusts may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Trusts maintain cash and/or security positions for these commitments such that sufficient liquid assets will be

21

Eaton Vance

Municipal Income Trusts

May 31, 2020

Notes to Financial Statements (Unaudited) — continued

available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

I  Interim Financial Statements — The interim financial statements relating to May 31, 2020 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Trusts’ management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

Each Trust intends to make monthly distributions of net investment income to common shareholders. In addition, at least annually, each Trust intends to distribute all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At November 30, 2019, the following Trusts, for federal income tax purposes, had deferred capital losses which would reduce the respective Trust’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Trusts of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of a Trust’s next taxable year and retain the same short-term or long-term character as when originally deferred. The amounts of the deferred capital losses are as follows:

	California Trust	New York Trust

Deferred capital losses:

Short-term	$—	$(427,007)

The cost and unrealized appreciation (depreciation) of investments of each Trust at May 31, 2020, as determined on a federal income tax basis, were as follows:

	California Trust	New York Trust

Aggregate cost	$87,911,304	$68,300,826

Gross unrealized appreciation	$12,750,681	$9,243,478

Gross unrealized depreciation	—	(442,215)

Net unrealized appreciation	$12,750,681	$8,801,263

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for investment advisory services rendered to each Trust. Pursuant to the investment advisory agreements between the Trusts and EVM, the investment advisory fee payable by each Trust is 0.70% of the Trust’s average weekly gross assets and is payable monthly. Pursuant to a fee reduction agreement between each Trust and EVM that commenced on May 1, 2010, the annual investment adviser fee was reduced by 0.015% and by an additional 0.015% every May 1 thereafter for the next nineteen years. This annual fee reduction was accelerated for California Trust (effective June 1, 2018) and New York Trust (effective July 1, 2017), each of which is currently subject to an advisory fee of 0.40% of average weekly gross assets. The fee reductions cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Trusts who are not interested persons of EVM or each Trust and by a vote of a majority of shareholders. Average weekly gross assets include the principal amount of any indebtedness for money borrowed, including debt securities issued by a Trust. Pursuant to a fee reduction agreement between each Trust and EVM, average weekly gross assets are calculated by adding to net assets the amount payable by the Trust to floating rate note holders, such adjustment being limited to the value of the Auction Preferred Shares (APS) outstanding prior to any APS redemptions by the Trust.

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Eaton Vance

Municipal Income Trusts

May 31, 2020

Notes to Financial Statements (Unaudited) — continued

The administration fee is earned by EVM for administering the business affairs of each Trust and is computed at an annual rate of 0.20% of each Trust’s average weekly gross assets. For the six months ended May 31, 2020, the investment adviser fees and administration fees were as follows:

	California Trust	New York Trust

Investment Adviser Fee	$320,815	$246,623

Administration Fee	$160,407	$123,312

Trustees and officers of the Trusts who are members of EVM’s organization receive remuneration for their services to the Trusts out of the investment adviser fee. Trustees of the Trusts who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended May 31, 2020, no significant amounts have been deferred. Certain officers and Trustees of the Trusts are officers of EVM.

4  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, for the six months ended May 31, 2020 were as follows:

	California Trust	New York Trust

Purchases	$22,210,756	$17,437,292

Sales	$20,575,317	$16,984,221

5  Common Shares of Beneficial Interest

The Trusts may issue common shares pursuant to their dividend reinvestment plans. There were no common shares issued by the Trusts for the six months ended May 31, 2020 and year ended November 30, 2019.

In November 2013, the Board of Trustees initially approved a share repurchase program for the Trusts. Pursuant to the reauthorization of the share repurchase program by the Board of Trustees in March 2019, each Trust is authorized to repurchase up to 10% of its common shares outstanding as of the last day of the prior calendar year at market prices when shares are trading at a discount to net asset value (NAV). The share repurchase program does not obligate a Trust to purchase a specific amount of shares. There were no repurchases of common shares by the Trusts for the six months ended May 31, 2020. During the year ended November 30, 2019, the New York Trust repurchased 73,923 of its common shares under the share repurchase program at a cost, including brokerage commissions, of $957,825 and an average price per share of $12.96. The weighted average discount per share to NAV on these repurchases amounted to 10.78% for the year ended November 30, 2019.

According to filings made on Schedule 13D and 13G pursuant to Sections 13(d) and 13(g) of the Securities Exchange Act of 1934, as amended, one shareholder owned 10.9% of the California Trust’s common shares.

6  Overdraft Advances

Pursuant to the custodian agreement, State Street Bank and Trust Company (SSBT) may, in its discretion, advance funds to the Trusts to make properly authorized payments. When such payments result in an overdraft, the Trusts are obligated to repay SSBT at the current rate of interest charged by SSBT for secured loans (currently, the Federal Funds rate plus 2%). This obligation is payable on demand to SSBT. SSBT has a lien on a Trust’s assets to the extent of any overdraft. At May 31, 2020, the California Trust had a payment due to SSBT pursuant to the foregoing arrangement of $626,322. Based on the short-term nature of these payments and the variable interest rate, the carrying value of the overdraft advances approximated its fair value at May 31, 2020. If measured at fair value, overdraft advances would have been considered as Level 2 in the fair value hierarchy (see Note 7) at May 31, 2020. The Trusts’ average overdraft advances during the six months ended May 31, 2020 were not significant.

7  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

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Eaton Vance

Municipal Income Trusts

May 31, 2020

Notes to Financial Statements (Unaudited) — continued

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2020, the hierarchy of inputs used in valuing the Trusts’ investments, which are carried at value, were as follows:

California Trust
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Municipal Securities	$—	$149,693,497	$—	$149,693,497

Taxable Municipal Securities	—	9,845,110	—	9,845,110

Corporate Bonds & Notes	—	1,178,715	—	1,178,715

Total Investments	$—	$160,717,322	$—	$160,717,322

New York Trust
Asset Description	Level 1	Level 2	Level 3*	Total

Tax-Exempt Investments	$—	$119,675,565	$—	$119,675,565

Corporate Bonds & Notes	—	2,022,017	—	2,022,017

Miscellaneous	—	—	630,976	630,976

Total Investments	$—	$121,697,582	$630,976	$122,328,558

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the New York Trust.

Level 3 investments held by the New York Trust at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended May 31, 2020 is not presented.

8  Risks and Uncertainties

An outbreak of respiratory disease caused by a novel coronavirus that was first detected in China in December 2019 has spread rapidly internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and individual companies and can affect the market in general in significant and unforeseen ways. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The near-term impact of this coronavirus has resulted in substantial market volatility, which may have an adverse effect on the Trusts’ investments.

24

Eaton Vance

Municipal Income Trusts

May 31, 2020

Annual Meeting of Shareholders (Unaudited)

Each Trust held its Annual Meeting of Shareholders on March 19, 2020. The following action was taken by the shareholders:

Item 1.  The election of William H. Park, Helen Frame Peters, Keith Quinton and Marcus L. Smith as Class III Trustees of the Trust for a three-year term expiring in 2023.

Trust	Nominee for Class III Trustee: William H. Park	Nominee for Class III Trustee: Helen Frame Peters	Nominee for Class III Trustee: Keith Quinton	Nominee for Class III Trustee: Marcus L. Smith

California Trust

For	6,096,583	6,060,050	6,101,667	6,101,667

Withheld	115,766	152,299	110,682	110,682

New York Trust

For	4,197,163	4,200,249	4,196,093	4,197,163

Withheld	573,918	570,832	574,988	573,918

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Eaton Vance

Municipal Income Trusts

May 31, 2020

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting held on April 22, 2020 (the “April 2020 Meeting”), the Boards of Trustees/Directors comprised of the same individuals (collectively, the “Board”) that oversees a majority of the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1 for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee exclusively comprised of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of formal meetings held between February and April 2020. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.

In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (additional fund-specific information is referenced below under “Results of the Contract Review Process”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, as relevant, total return data, income data, Sharpe ratios and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;

•

In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board;

•

Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other mutual funds, collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund(s), if any;

•	Profitability analyses with respect to the adviser and sub-adviser to each of the funds;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets, when necessary, and actions taken to monitor and test the effectiveness of such procedures and processes;

•

Information about the policies and practices of each fund’s adviser and sub-adviser (in the context of a sub-adviser, only those with trading responsibilities) with respect to trading, including their processes for seeking best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser (in the context of a sub-adviser, only those with trading responsibilities) to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to the portfolio turnover rate of each fund;

Information about each Adviser and Sub-adviser

•	Reports detailing the financial results and condition of the adviser and sub-adviser to each fund;

•

Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, as applicable;

[1]

Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report.

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Eaton Vance

Municipal Income Trusts

May 31, 2020

Board of Trustees’ Contract Approval — continued

•	The Code of Ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, if any, including descriptions of their various compliance programs and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund, if any;

•

A description of Eaton Vance Management’s and Boston Management and Research’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning oversight of the relationship with the custodian, subcustodians and fund accountants by the adviser and/or administrator to each of the funds;

•

For an Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices, trading volume data, distribution rates and other relevant matters; and

•	The terms of each investment advisory agreement and sub-advisory agreement.

During the various meetings of the Board and its committees throughout the twelve months ended April 2020, the Trustees received information from portfolio managers and other investment professionals of the advisers and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Trustees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management, Boston Management and Research and fund sub-advisers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.

The Contract Review Committee was advised throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.

In voting its approval of the continuation of existing investment advisory agreements and sub-advisory agreements at the April 2020 Meeting, the Board relied on an order issued by the Securities and Exchange Commission on March 25, 2020, which provided temporary relief from the in-person voting requirements under Section 15 of the 1940 Act in response to the impacts of the COVID-19 pandemic.

Results of the Contract Review Process

Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreements between each of Eaton Vance California Municipal Income Trust and Eaton Vance New York Municipal Income Trust (together, the “Funds”) and Eaton Vance Management (the “Adviser”), including their respective fee structures, are in the interests of shareholders and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for each Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements for the Funds, the Board evaluated the nature, extent and quality of services provided to the Funds by the Adviser.

The Board considered the Adviser’s management capabilities and investment processes in light of the types of investments held by each Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Funds, including recent changes to such personnel. In particular, the Board considered the abilities and experience of the Adviser’s investment professionals in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in municipal bonds. The

27

Eaton Vance

Municipal Income Trusts

May 31, 2020

Board of Trustees’ Contract Approval — continued

Board considered the Adviser’s municipal bond team, which includes portfolio managers and credit specialists who provide services to the Funds. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including each Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Funds, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing each Fund. The Board considered the deep experience of the Adviser and its affiliates with managing and operating funds organized as exchange-listed closed-end funds, such as the Fund. In this regard, the Board considered, among other things, the Adviser’s and its affiliates’ experience with implementing leverage arrangements, monitoring and assessing trading price discounts and premiums and adhering to the requirements of securities exchanges.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreements.

Fund Performance

The Board compared each Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as appropriate benchmark indices, and assessed each Fund’s performance on the basis of total return and current income return. The Board’s review included comparative performance data with respect to each Fund for the one-, three-, five- and ten-year periods ended September 30, 2019. In this regard, the Board noted that the performance of Eaton Vance New York Municipal Income Trust was higher than the median performance of the Fund’s peer group for the three-year period, but that the performance of Eaton Vance California Municipal Income Trust was lower than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Eaton Vance New York Municipal Income Trust was higher than its benchmark index for the three-year period, and that the performance of the Eaton Vance California Municipal Income Trust was lower than its benchmark index for the three-year period. The Board considered, among other things, the Adviser’s efforts to generate competitive levels of tax-exempt current income over time through investments that focus on higher quality municipal bonds that often have longer maturities. With respect to the Eaton Vance New York Municipal Income Trust, the Board concluded that the performance of the Fund was satisfactory. With respect to the Eaton Vance California Municipal Income Trust, on the basis of the foregoing, the performance of the Fund over other periods and other relevant information provided by the Adviser in response to inquiries from the Contract Review Committee, the Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by each Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered each Fund’s management fees and total expense ratio for the one-year period ended September 30, 2019, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered certain factors identified by management in response to inquiries from the Contract Review Committee regarding the Fund’s total expense ratio relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to each Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution or other services.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.

The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their respective relationships with the Funds, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Funds and other investment advisory clients.

28

Eaton Vance

Municipal Income Trusts

May 31, 2020

Board of Trustees’ Contract Approval — continued

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and each Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of each Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of each Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of each Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that each Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also considered the fact that the Funds are not continuously offered and that the Funds’ assets are not expected to increase materially in the foreseeable future. Accordingly, the Board did not find that the implementation of breakpoints in the advisory fee schedule is warranted at this time.

29

Eaton Vance

Municipal Income Trusts

May 31, 2020

Officers and Trustees

Officers

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Keith Quinton

Marcus L. Smith

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee

30

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each entity listed below has adopted a privacy policy and procedures (“Privacy Program”) Eaton Vance believes is reasonably designed to protect your personal information and to govern when and with whom Eaton Vance may share your personal information.

•

At the time of opening an account, Eaton Vance generally requires you to provide us with certain information such as name, address, social security number, tax status, account numbers, and account balances. This information is necessary for us to both open an account for you and to allow us to satisfy legal requirements such as applicable anti-money laundering reviews and know-your-customer requirements.

•

On an ongoing basis, in the normal course of servicing your account, Eaton Vance may share your information with unaffiliated third parties that perform various services for Eaton Vance and/or your account. These third parties include transfer agents, custodians, broker/dealers and our professional advisers, including auditors, accountants, and legal counsel. Eaton Vance may additionally share your personal information with our affiliates.

•	We believe our Privacy Program is reasonably designed to protect the confidentiality of your personal information and to prevent unauthorized access to that information.

•

We reserve the right to change our Privacy Program at any time upon proper notification to you. You may want to review our Privacy Program periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of protecting your personal information applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Limited, Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, and Calvert Funds. This Privacy Notice supersedes all previously issued privacy disclosures. For more information about our Privacy Program or about how your personal information may be used, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. American Stock Transfer & Trust Company, LLC (“AST”), the closed-end funds transfer agent, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct AST, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact AST or your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by AST or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC for the first and third quarters of each fiscal year. The Form N-PORT will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

Share Repurchase Program.  The Funds’ Boards of Trustees have approved a share repurchase program authorizing each Fund to repurchase up to 10% of its common shares outstanding as of the last day of the prior calendar year in open-market transactions at a discount to net asset value. The repurchase program does not obligate a Fund to purchase a specific amount of shares. The Funds’ repurchase activity, including the number of shares purchased, average price and average discount to net asset value, is disclosed in the Funds’ annual and semi-annual reports to shareholders.

Additional Notice to Shareholders.  If applicable, a Fund may also redeem or purchase its outstanding preferred shares in order to maintain compliance with regulatory requirements, borrowing or rating agency requirements or for other purposes as it deems appropriate or necessary.

Closed-End Fund Information.  Eaton Vance closed-end funds make fund performance data and certain information about portfolio characteristics available on the Eaton Vance website shortly after the end of each month. Other information about the funds is available on the website. The funds’ net asset value per share is readily accessible on the Eaton Vance website. Portfolio holdings for the most recent month-end are also posted to the website approximately 30 days following the end of the month. This information is available at www.eatonvance.com on the fund information pages under “Individual Investors — Closed-End Funds”.

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

American Stock Transfer & Trust Company, LLC

6201 15th Avenue

Brooklyn, NY 11219

Fund Offices

Two International Place

Boston, MA 02110

7694    5.31.20

Item 2.	Code of Ethics

Not required in this filing.

Item 3.	Audit Committee Financial Expert

Not required in this filing.

Item 4.	Principal Accountant Fees and Services

Not required in this filing.

Item 5.	Audit Committee of Listed Registrants

Not required in this filing.

Item 6.	Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Eaton Vance Management (“EVM” or “Eaton Vance”) is the investment adviser of each Fund. Craig R. Brandon, portfolio manager of Eaton Vance California Municipal Income Trust and Eaton Vance New York Municipal Income Trust, Christopher J. Eustance, portfolio manager of Eaton Vance New York Municipal Income Trust and Trevor G. Smith, portfolio manager of Eaton Vance California Municipal Income Trust are responsible for the overall and day-to-day management of each Fund’s investments.

Mr. Brandon is a Vice President of EVM, has been a portfolio manager of Eaton Vance California Municipal Income Trust since January 2014, of Eaton Vance New York Municipal Income Trust since November 2005 and is Co-Director of the Municipal Investments Group. Mr. Eustance is a Vice President of EVM, has been a portfolio manager of Eaton Vance New York Municipal Income Trust since December 2019 and has been a member of EVM’s municipal bond team since 2007. Mr. Smith is a Vice President of EVM, has been a portfolio manager of Eaton Vance California Municipal Income Trust since December 2019 and has been a member of EVM’s municipal bond team since 2010. Mr. Brandon has managed other Eaton Vance portfolios for more than five years. This information is provided as of the date of filing this report.

The following table shows, as of May 31, 2020, the number of accounts each portfolio manager managed in each of the listed categories and the total assets (in millions of dollars) in the accounts managed within each category. The table also shows the number of accounts with respect to which the advisory fee is based on the performance of the account, if any, and the total assets (in millions of dollars) in those accounts.

	Number of All Accounts	Total Assets of All Accounts	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee
Craig R. Brandon
Registered Investment Companies	15	$6,551.5	0	$0
Other Pooled Investment Vehicles	1	$9.5	0	$0
Other Accounts	2	$191.2	0	$0

Christopher J. Eustance
Registered Investment Companies	9	$1,682.3	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

Trevor G. Smith
Registered Investment Companies	8	$1,290.8	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

The following table shows, as of May 31, 2020, the dollar range of Fund shares beneficially owned by each portfolio manager as of each Fund’s most recent fiscal year end.

Fund Name and Portfolio Manager	Dollar Range of Equity Securities Beneficially Owned in the Fund
California Municipal Income Trust
Craig R. Brandon	None
Trevor G. Smith	None

New York Municipal Income Trust
Craig R. Brandon	None
Christopher J. Eustance	None

Potential for Conflicts of Interest. It is possible that conflicts of interest may arise in connection with a portfolio manager’s management of the Fund’s investments on the one hand and the investments of other accounts for which a portfolio manager is responsible on the other. For example, a portfolio manager may have conflicts of interest in allocating management time, resources and investment opportunities among the Fund and other accounts he advises. In addition, due to differences in the investment strategies or restrictions between the Fund and the other accounts, the portfolio manager may take action with respect to another account that differs from the action taken with respect to the Fund. In some cases, another account managed by a portfolio manager may compensate the investment adviser based on the performance of the securities held by that account. The existence of such a performance based fee may create additional conflicts of interest for the portfolio manager in the allocation of management time, resources and investment opportunities. Whenever conflicts of interest arise, the portfolio manager will endeavor to exercise his discretion in a manner that he believes is equitable to all interested persons. EVM has adopted several policies and procedures designed to address these potential conflicts including a code of ethics and policies that govern the investment adviser’s trading practices, including among other things the aggregation and allocation of trades among clients, brokerage allocations, cross trades and best execution.

Compensation Structure for EVM

Compensation of EVM’s portfolio managers and other investment professionals has the following primary components: (1) a base salary, (2) an annual cash bonus, (3) annual non-cash compensation consisting of options to purchase shares of Eaton Vance Corp. (“EVC”) nonvoting common stock and/or restricted shares of EVC nonvoting common stock that generally are subject to a vesting schedule and (4) (for equity portfolio managers) a Deferred Alpha Incentive Plan, which pays a deferred cash award tied to future excess returns in certain equity strategy portfolios. EVM’s investment professionals also receive certain retirement, insurance and other benefits that are broadly available to EVM’s employees. Compensation of EVM’s investment professionals is reviewed primarily on an annual basis. Cash bonuses, stock-based compensation awards, and adjustments in base salary are typically paid or put into effect at or shortly after the October 31st fiscal year end of EVC.

Method to Determine Compensation. EVM compensates its portfolio managers based primarily on the scale and complexity of their portfolio responsibilities and the total return performance of managed funds and accounts versus the benchmark(s) stated in the prospectus, as well as an appropriate peer group (as described below). In addition to rankings within peer groups of funds on the basis of absolute performance, consideration may also be given to relative risk-adjusted performance. Risk-adjusted performance measures include, but are not limited to Sharpe ratio, which uses standard deviation and excess return to determine reward per unit of risk. Performance is normally based on periods ending on the September 30th preceding fiscal year end. Fund performance is normally evaluated primarily versus peer groups of funds as determined by Lipper Inc. and/or Morningstar, Inc. When a fund’s peer group as determined by Lipper or Morningstar is deemed by EVM’s management not to provide a fair comparison, performance may instead be evaluated primarily against a custom peer group or market index. In evaluating the performance of a fund and its manager, primary emphasis is normally placed on three-year performance, with secondary consideration of performance over longer and shorter periods. For funds that are tax-managed or otherwise have an objective of after-tax returns, performance is measured net of taxes. For other funds, performance is evaluated on a pre-tax basis. For funds with an investment objective other than total return (such as current income), consideration will also be given to the fund’s success in achieving its objective. For managers responsible for multiple funds and accounts, investment performance is evaluated on an aggregate basis, based on averages or weighted averages among managed funds and accounts. Funds and accounts that have performance-based advisory fees are not accorded disproportionate weightings in measuring aggregate portfolio manager performance. Pursuant to the Deferred Alpha Incentive Plan, a portion of the compensation payable to equity portfolio managers and investment professionals will be determined based on the ability of one or more accounts managed by such manager, that are not advised by Calvert Management and Research to achieve a specified target average annual gross return over a three year period in excess of the account benchmark. The cash award to be payable at the end of the three year term will be established at the inception of the term and will be adjusted positively or negatively to the extent that the average annual gross return varies from the specified target return.

The compensation of portfolio managers with other job responsibilities (such as heading an investment group or providing analytical support to other portfolios) will include consideration of the scope of such responsibilities and the managers’ performance in meeting them.

EVM seeks to compensate portfolio managers commensurate with their responsibilities and performance, and competitive with other firms within the investment management industry. EVM participates in investment-industry compensation surveys and utilizes survey data as a factor in determining salary, bonus and stock-based compensation levels for portfolio managers and other investment professionals. Salaries, bonuses and stock-based compensation are also influenced by the operating performance of EVM and its parent company. The overall annual cash bonus pool is generally based on a substantially fixed percentage of pre-bonus adjusted operating income. While the salaries of EVM’s portfolio managers are comparatively fixed, cash bonuses and stock-based compensation may fluctuate significantly from year to year, based on changes in manager performance and other factors as described herein. For a high performing portfolio manager, cash bonuses and stock-based compensation may represent a substantial portion of total compensation.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

No such purchases this period.

Item 10.	Submission of Matters to a Vote of Security Holders

No material changes.

Item 11.	Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

No activity to report for the registrant’s most recent fiscal year end.

Item 13.	Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance New York Municipal Income Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	July 17, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	July 17, 2020

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	July 17, 2020